1933 Act/Rule 485(a)

February 15, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust

File Nos. 033-05033 and 811-04642

Post-Effective Amendment No. 68

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 68 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding a new class of shares, Class I Shares, for Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series and Virtus Small-Cap Growth Series.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ann Flood